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                        Supplement Dated November 21, 2003

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                TO
THIS IS         STATEMENT OF ADDITIONAL
SUPPLEMENT #    INFORMATION DATED                                    FOR
--------------- ------------------------------ -------------------------------------------------------------
2               February 1, 2003               State Street Research Mid-Cap Growth Fund
                                               State Street Research Aurora Fund
                                                     SERIES OF STATE STREET RESEARCH CAPITAL TRUST

3               February 1, 2003               State Street Research Emerging Growth Fund
                                                   A SERIES OF STATE STREET RESEARCH CAPITAL TRUST

1               November 1, 2003               State Street Research Mid-Cap Value Fund
                                               State Street Research Large-Cap Value Fund
                                               State Street Research Global Resources Fund
                                                     SERIES OF STATE STREET RESEARCH EQUITY TRUST

3               March 1, 2003                  State Street Research Government Income Fund
                                                   A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

2               July 1, 2003                   State Street Research Health Sciences Fund
                                                   A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

2               August 1, 2003                 State Street Research High Income Fund
                                                   A SERIES OF STATE STREET RESEARCH INCOME TRUST

2               August 1, 2003                 State Street Research Asset Allocation Fund
                                                   A SERIES OF STATE STREET RESEARCH INCOME TRUST

2               May 1, 2003                    State Street Research Investment Trust
                                                   A SERIES OF STATE STREET RESEARCH MASTER INVESTMENT TRUST

3               March 1, 2003                  State Street Research Legacy Fund
                                                   A SERIES OF STATE STREET RESEARCH SECURITIES TRUST

2               September 1, 2003              State Street Research Large-Cap Analyst Fund
                                                   A SERIES OF STATE STREET RESEARCH SECURITIES TRUST
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PURCHASE AND REDEMPTION OF SHARES

     The following replaces the last paragraph under "Other Programs Related to Class A Shares" under the caption "Purchase and Redemption of Shares" in
Section II of the Statement of Additional Information:


"OTHER PROGRAMS RELATED TO CLASS A SHARES. Class A shares of the Fund may be sold, or issued in an exchange, at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements for designated classes of investors. These arrangements include programs sponsored by the Distributor or others under which, for example, a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants to purchase Fund shares. (These arrangements are not available to any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge.) Sponsored arrangements may be established for non-profit organizations, holders of individual retirement accounts or participants in limited promotional campaigns, such as a special offering to shareholders of funds in other complexes that may be liquidating. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, registered investment advisers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established by the Distributor. The Distributor may waive, from time to time, the sales charge applicable to Class A shares of the Fund on sales to customers of affiliates of the Distributor, including MetLife Securities, Inc., New England Securities Corporation and Nathan & Lewis Securities, Inc. In addition, the Distributor may, from time to time, allow investors who have previously purchased mutual fund shares offered by certain other mutual fund complexes and have incurred sales charges on such purchases to invest the proceeds of redemptions of those shares in Class A shares of the Funds at net asset value, without incurring an additional sales charge."

CONTROL NUMBER: (exp1104)SSR-LD                                   SSR-8047-1103